Segment Information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Information

Note 3: Segment Information

The Company is organized as five reportable segments, reflecting how its products and services are managed and offered to target customers as described below.

Legal Professionals

Serves law firms and governments with research and workflow products powered by AI-enabled technology focusing on intuitive legal research and integrated legal workflow solutions that combine content, tools and analytics.

Corporates

Serves corporations, ranging from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven products, powered by AI-enabled technology and integrated compliance workflow solutions to help them achieve their business outcomes.

Tax, Audit & Accounting Professionals

Serves tax, audit and accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products powered by AI-enabled technology.

Reuters

Supplies business, financial and global news and data to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial firms exclusively via LSEG products.

Global Print

Provides legal and tax information primarily in print format to customers around the world and provides commercial printing services to a wide range of book publishers. See note 19.

Information by segment and reconciliations to the consolidated income statement are set forth below:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025(1)	2026	2025(1)
Revenues
Legal Professionals	772	704	1,528	1,392
Corporates	537	480	1,145	1,028
Tax, Audit & Accounting Professionals	311	274	721	632
Reuters	229	218	441	414
Global Print	111	114	223	230
Eliminations/Rounding	(6)	(5)	(17)	(11)
Revenues	1,954	1,785	4,041	3,685

Adjusted EBITDA
Legal Professionals	371	339	736	675
Corporates	200	172	443	387
Tax, Audit & Accounting Professionals	120	110	341	318
Reuters	48	45	82	84
Global Print	42	41	85	85
Total reportable segments adjusted EBITDA	781	707	1,687	1,549
Corporate costs	(36)	(29)	(61)	(62)
Fair value adjustments(2)	(2)	(17)	1	(34)
Depreciation	(27)	(28)	(55)	(55)
Amortization of software	(201)	(178)	(394)	(352)
Amortization of other identifiable intangible assets	(25)	(24)	(49)	(49)
Other operating gains, net	68	5	68	2
Operating profit	558	436	1,197	999
Net interest expense	(47)	(35)	(86)	(65)
Other finance income (costs)	8	(48)	17	(58)
Share of post-tax losses in equity method investments	(4)	(4)	(11)	(10)
Tax expense	(71)	(52)	(196)	(144)
Earnings from continuing operations	444	297	921	722

(1)
The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.
(2)
Includes acquired deferred revenue of nil (2025 - $10 million) and nil (2025 - $20 million) in the three and six months ended June 30, 2026, respectively.

Reuters revenues included $6 million (2025 - $5 million) and $17 million (2025 - $11 million) in the three and six months ended June 30, 2026, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segments.

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. The profitability measure is defined below and may not be comparable to similar measures of other companies.

Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains or losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue (see note 16).
•
The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology-related services, commercial operations, marketing costs, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment. Corporate costs, which includes expenses for centrally managed functions such as finance, legal, human resources and the executive office, are not allocated to the segments.